Note 6 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Salaries and wages			$ 8,849	$ 7,727
Consumable materials			7,589	5,466
Electricity costs			3,959	2,715
Site restoration				10
Safety			368	399
Cash-settled share-based expense (note 10(a))			191	70
On mine administration			1,010	797
Pre-feasibility exploration costs			172	156
Cost of sales	$ 11,451	$ 7,571	$ 22,138	$ 17,340